Pensions Benefit Obligation in Excess of Assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	$ 1,906.6	$ 1,739.2
Fair value of plan assets	1,276.1	1,180.0
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Accumulated benefit obligation	1,846.7	1,694.3
Fair value of plan assets	$ 1,275.7	$ 1,179.7